Segment Information and Geographic Data - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Consolidated total assets	$ 47,801	$ 49,496
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	93,007	82,858
Intersegment Receivables [Member]
Segment Reporting Information [Line Items]
Elimination of intersegment receivables	(1,378)	(6,112)
Intersegment Investment And Goodwill [Member]
Segment Reporting Information [Line Items]
Elimination of intersegment investment and goodwill	$ (43,828)	$ (27,250)